UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3814

Reserve New York Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended February 29, 2008

Item 1.                                   Schedule of Investments

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST - NEW YORK MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	TAX-EXEMPT OBLIGATIONS - 97.5%

	COLORADO - 0.8%
$1,500,000	Colorado HCF for North Colorado Medical Center, 2.51%, 5/15/24(a)		$1,500,000

	GEORGIA - 0.7%
1,275,000	Atlanta WSR, Series B, 3.05%, 11/1/38(a)		1,275,000

	ILLINOIS - 0.2%
300,000	Chicago GO, Series E, 4.00%, 1/1/42(a)		300,000

	NEW YORK - 93.9%
1,695,000	Bleecker HDC for Bleecker Terrace Apartment Project, Series 85, 3.27%, 7/1/15(a)		1,695,000
3,095,000	Columbia County IDA for Rual Manufacturing Co. Inc., Project A, 3.00%, 5/1/25(a)		3,095,000
500,000	Dutchess IDA for Trinity Pawling School, 3.04%, 2/1/18(a)		500,000
6,500,000	Liberty Development Corporation for Greenwich LLC, 3.00% 12/1/39(a)		6,500,000
600,000	Long Island Power Authority Electric System Revenue, Series 1-A, 3.17%, 5/1/33(a)		600,000
1,120,000	Long Island Power Authority Electric System Revenue, Series D, 3.20%, 12/1/29(a)		1,120,000
500,000	Long Island Power Authority Electric System Revenue, Series F, 3.25%, 12/1/29(a)		500,000
350,000	Long Island Power Authority Electric System Revenue, Series G, 2.87%, 12/1/29(a)		350,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 3.35%, 4/1/35(a)		2,200,000
2,490,000	Monroe County IDA for Jada Precision Plastics Project, 3.00%, 12/1/13(a)		2,490,000
1,300,000	Monroe County IDA for St. Ann’s Home Project, 2.62%, 7/1/30(a)		1,300,000
3,900,000	New York City Cultural Resources for Asian Society, 3.00%, 4/1/30(a)		3,900,000
1,300,000	New York City GO, Sub-Series A-2, 2.85%, 8/1/31(a)		1,300,000
2,600,000	New York City GO, Sub-Series A-9, 3.22%, 8/1/18(a)		2,600,000
1,050,000	New York City GO, Sub-Series C-5, 2.88%, 8/1/20(a)		1,050,000
300,000	New York City GO, Sub-Series F-3, 2.94%, 9/1/35(a)		300,000
1,575,000	New York City HDC Multifamily for 1405 Fifth Avenue Apartments, Series A, 3.18%, 7/1/39(a)		1,575,000
900,000	New York City HDC Multifamily for Beacon Mews LLC, Series A, 3.27%, 4/1/39(a)		900,000
1,000,000	New York City HDC Multifamily for East Clarke Place Apartments, Series A, 3.27%, 9/1/37(a)		1,000,000
9,300,000	New York City HFA Multifamily for Worth Street, 2.82%, 5/15/33(a)		9,300,000
1,800,000	New York City IDA for Children’s Oncology Society, 3.17%, 5/1/21(a)		1,800,000
7,800,000	New York City IDA for Liberty-FC Hanson, 2.85%, 12/1/39(a)		7,800,000
1,725,000	New York City MWFA WSR for ROCS RR II R-11264, 3.18%, 6/15/37(a)		1,725,000
2,500,000	New York City TFA for Future Tax, Series A-1, 3.22%, 11/15/22(a)		2,500,000
3,400,000	New York City TFA for Future Tax, Series C, 3.05%, 2/1/32(a)		3,400,000
3,000,000	New York State Dorm Authority for Beverwyck Inc., 3.00%, 7/1/25(a)		3,000,000
2,150,000	New York State Dorm Authority for ROCS RR II R-12121, 3.61%, 3/15/31(a)		2,150,000
5,000,000	New York State GO for ROCS RR II R-9194, 3.18%, 3/1/30(a)		5,000,000
4,500,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 2.25%, 6/1/42(a)		4,500,000
3,075,000	New York State HDR for Boricua Village Apartments, Series A-2, 2.90%, 9/1/42(a)		3,075,000
5,000,000	New York State HFA for 125 West 31st Street Association, Series A, 2.82%, 5/15/38(a)		5,000,000
9,685,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 2.97%, 11/1/38(a)		9,685,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 3.27%, 1/15/39(a)		6,500,000
2,500,000	New York State HFA for Admiral Halsey Senior Apartments, Series A, 2.90%, 5/1/37(a)		2,500,000
4,500,000	New York State HFA for Kew Gardens Hills Housing, Series A, 2.95%, 5/15/36(a)		4,500,000
300,000	New York State HFA for Remeeder Houses, Series A, 2.90%, 5/1/39(a)		300,000
4,500,000	New York State HFA for Rip Van Winkle House, Series A, 3.59%, 11/1/34(a)		4,500,000
5,500,000	New York State HFA for Victory Housing, Series 2004 A, 2.90%, 11/1/33(a)		5,500,000
2,450,000	New York State LGAC, Series 4-V, 3.10%, 4/1/22(a)		2,450,000
9,000,000	New York State MFH for Avalon Bowery Place II-A, 3.53 - 3.86%, 11/1/39(a)		9,000,000
3,900,000	New York State MFH, Series B, 2.82%, 3/15/26(a)		3,900,000
6,500,000	New York State R&D for Con Ed, Sub-Series C-2, 3.10%, 11/1/39(a)		6,500,000
2,300,000	New York State R&D for Long Island Lighting Company, Series A, 3.27%, 12/1/27(a)		2,300,000
2,500,000	Otsego County IDA for Mary Imogene Bassett Hospital, Series A, 3.04%, 5/1/27(a)		2,500,000
3,550,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 3.05%, 8/1/33(a)		3,550,000
5,000,000	Suffolk County IDA for Touro College Project, 3.17%, 6/1/37(a)		5,000,000
4,290,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 3.02%, 7/1/24(a)		4,290,000
2,690,000	Triborough Bridge & Tunnel Authority, Series B-1, 3.00%, 1/1/32(a)		2,690,000
4,125,000	Triborough Bridge & Tunnel Authority, Series B-2, 3.40%, 1/1/32(a)		4,125,000
1,495,000	Triborough Bridge & Tunnel Authority, Series B-4, 2.85%, 1/1/32(a)		1,495,000
6,500,000	Ulster County IDA for Kingston Regional Senior Living, Series C, 2.95%, 9/15/37(a)		6,500,000
8,755,000	Westchester IDA for Catherine Field Home, 2.95%, 1/1/31(a)		8,755,000
			178,765,000

	PUERTO RICO - 1.9%
3,135,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 3.19%, 7/1/29(a)		3,135,000
575,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 2.90%, 7/1/29(a)		575,000
			3,710,000

	Total Investments (Cost $185,550,000)*	97.5%	185,550,000
	Other Assets less Liabilities	2.5	4,817,089
	Net Assets	100.0%	$190,367,089

Security Type Abbreviations

GO	-	General Obligation Bonds
HCF	-	Health Care Facilities Revenue Bonds
HDC	-	Housing Development Corporation
HDR	-	Housing Development Revenue
HFA	-	Housing Finance Authority Revenue Bonds
IDA	-	Industrial Development Authority Revenue Bonds
LGAC	-	Local Government Assistance Corp.
MFH	-	Multifamily Housing Revenue Bonds
MWFA	-	Municipal Water Finance Authority
TFA	-	Transitional Finance Authority
WSR	-	Water & Sewer System Revenue Bonds

(a)

Variable rate securities. The interest rates shown are, as reported on February 29, 2008, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

*	The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

Item 2.                                   Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of its series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)          The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Reserve New York Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 29, 2008

*  Print the name and title of each signing officer under his or her signature.